Net Loss per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5.1	4.8	4.9